CONSOLIDATED STATEMENTS OF INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF INCOME
Revenues	$ 4,554.4	$ 4,317.8	$ 4,293.8
Employee costs	686.0	635.0	698.2
Purchase of goods and services	1,894.8	1,728.2	1,712.7
Depreciation and amortization	784.7	804.1	751.2
Financial expenses	325.9	277.8	282.9
Loss on valuation and translation of financial instruments	0.5	1.3	0.8
Restructuring of operations and other items	4.1	39.2	28.6
Loss on debt refinancing	80.9
Income before income taxes	777.5	832.2	819.4
Income taxes:
Current	256.6	208.7	107.0
Deferred	(59.8)	5.5	108.5
Income taxes	196.8	214.2	215.5
Income from continuing operations	580.7	618.0	603.9
Income from discontinued operations		33.2	97.5
Net income	580.7	651.2	701.4
Income from continuing operations attributable to
Shareholders	570.7	607.8	598.4
Non-controlling interests	10.0	10.2	5.5
Net income attributable to
Shareholders	570.7	641.0	695.9
Non-controlling interests	$ 10.0	$ 10.2	$ 5.5